CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 28,297	$ 139,428	$ (16,414)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	19,405	18,436	18,197
Amortization of intangible assets	4,176	3,669	3,939
Impairment of intangible assets	2,230
Non-cash equity compensation	7,127	9,654	5,625
Loss on sale of assets	1,299	796
Deferred income taxes	1,438	(16,443)	3,021
Changes in assets and liabilities, net of impact of acquisitions and divestitures
Accounts receivable	8,753	(84,004)	16,164
Inventories	31,846	(86,917)	19,558
Prepaid expenses and other current assets	(3,971)	487	165
Accounts payable	15,162	59,178	(14,909)
Employee compensation and benefits payable	(852)	14,058	(1,165)
Deferred revenue	(10,266)	6,649	2,234
Income taxes payable	(687)	(1,283)	(560)
Other accrued liabilities	2,975	(4,052)	3,433
Net cash provided by operating activities	106,932	59,656	39,288
Cash flows from investing activities:
Investments in property, plant and equipment	(20,232)	(20,328)	(15,453)
Acquisition of intangible assets	(4,700)
Acquisition of businesses, net of cash received	(7,433)	(4,908)
Net cash used in investing activities	(32,365)	(25,236)	(15,453)
Cash flows from financing activities:
Repurchase of common shares	(32,290)
Increase (decrease) in book overdraft	(2,374)	2,374
Proceeds from issuance of common shares	3,344	2,113	87
Dividends to shareholders	(1,459)
Net cash provided by (used in) financing activities	(32,779)	4,487	87
Change in cash and cash equivalents	41,788	38,907	23,922
Cash and cash equivalents at beginning of period	90,842	51,935	28,013
Cash and cash equivalents at end of period	$ 132,630	$ 90,842	$ 51,935